Document and Entity Information	Jun. 25, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	GENERAL MILLS INC
Amendment Flag	false
Entity Central Index Key	0000040704
Document Type	8-K
Document Period End Date	Jun. 25, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-01185
Entity Tax Identification Number	41-0274440
Entity Address, Address Line One	Number One General Mills Boulevard
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55426
City Area Code	(763)
Local Phone Number	764-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.10 par value
Trading Symbol	GIS
Security Exchange Name	NYSE
M 0.125 Notes Due 20257 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.125% Notes due 2025
Trading Symbol	GIS 25A
Security Exchange Name	NYSE
M 0.450 Notes Due 20261 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2026
Trading Symbol	GIS 26
Security Exchange Name	NYSE
M 1.500 Notes Due 20272 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Notes due 2027
Trading Symbol	GIS 27
Security Exchange Name	NYSE
M 3.907 Notes Due 20293 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.907% Notes due 2029
Trading Symbol	GIS 29
Security Exchange Name	NYSE
M 3.560 Notes Due 20304 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.560% Notes due 2030
Trading Symbol	GIS 30A
Security Exchange Name	NYSE
M 3.600 Notes Due 20325 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.600% Notes due 2032
Trading Symbol	GIS 32
Security Exchange Name	NYSE
M 3.850 Notes Due 20346 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.850% Notes due 2034
Trading Symbol	GIS 34
Security Exchange Name	NYSE